OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
As of December 31, 2021 and 2020 accrued expenses consist of the following:

As of September 30, 2022 and December 31, 2021, other current liabilities consisted of the following:

	September 30, 2022	December 31, 2021
Customer prepayments	$270,000	$259,000
Other accrued liabilities	128,000	46,000
Accrued payroll and payroll taxes	224,000	214,000
Total other current liabilities	$622,000	$519,000

T U R N O N G R E E N I N C [Member]
As of December 31, 2021 and 2020 accrued expenses consist of the following:

As of December 31, 2021 and 2020 accrued expenses consist of the following:

	December 31,
	2021	2020
Customer prepayments	$258,000	$87,000
Other accrued liabilities	47,000	53,000
Accrued payroll and payroll taxes	214,000	196,000
	$519,000	$336,000